Reverse Recapitalization - Recapitalization to Consolidated Statements of Operations (Details)	Dec. 31, 2020 USD ($) shares	Jan. 01, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	May 01, 2019 USD ($) shares	Jan. 22, 2019 USD ($) shares	Jan. 01, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jan. 01, 2018 USD ($) shares
Reverse Recapitalization
Recapitalized Common Stock	58,621,042	58,621,042	58,621,042	58,621,042	53,435,893	50,325,203	50,325,203	50,325,203
Days outstanding | $	366	366	365	245	99	21	365	365
% of weighting	100.00%	100.00%	100.00%	67.00%	27.00%	6.00%	100.00%	100.00%
Weighted Average Outstanding Shares	58,621,042	58,621,042	56,737,364	39,348,371	14,493,571	2,895,423	50,325,203	50,325,203